Accounts Receivable - Narrative (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Receivables [Abstract]
Contract receivables	$ 132.3	$ 138.4	$ 137.5
Percentage of contract receivables	82.00%	79.00%	78.00%
Revenue in excess of billings on uncompleted contracts	$ 63.4	$ 70.2	$ 74.1
Revenue from customer-requested work	$ 9.5	$ 14.7	$ 14.6
Threshold of contractual operating cycles	1 year	1 year
Amount not expected to invoice and collect unbilled receivables within next twelve months	$ 13.3	$ 16.0